Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
At cost:
Total cost			¥ 10,890	$ 1,579	¥ 8,056
Less: accumulated depreciation			(8,155)	(1,182)	(6,382)
Property and equipment, net	¥ 2,303	$ 318	2,735	397	1,674
Computer and transmission equipment [Member]
At cost:
Total cost			8,953	1,298	7,472
Furniture, fixtures and office equipment [Member]
At cost:
Total cost			¥ 1,937	$ 281	¥ 584